Schedule of Investments
July 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.8%)
Communication Services (8.1%)
Alphabet, Cl C	3,600	$694
Alphabet, Cl A	9,600	1,843
AT&T	58,000	1,590
Comcast, Cl A	37,400	1,243
Electronic Arts	4,100	625
Fox	9,300	518
Meta Platforms, Cl A	700	541
Nexstar Media Group, Cl A	2,500	468
TEGNA	15,800	264
T-Mobile US	1,600	381
Verizon Communications	36,500	1,561
Walt Disney	5,600	667
		10,395

Consumer Discretionary (8.6%)
Amazon.com*	8,700	2,036
AutoNation*	2,300	443
Best Buy	4,500	293
Bloomin' Brands	17,500	159
BorgWarner	10,200	375
Dick's Sporting Goods	1,700	360
DR Horton	2,200	314
eBay	10,000	918
Ford Motor	76,100	842
General Motors	16,200	865
Goodyear Tire & Rubber*	17,465	180
Guess?	18,400	239
H&R Block	5,400	293
Harley-Davidson	8,400	204
Lear	2,400	226
Lennar, Cl A	3,400	382
Lowe's	1,100	246
McDonald's	2,400	720
Phinia	2,040	103
PulteGroup	5,500	620
PVH	2,900	213
Signet Jewelers	4,300	340
Toll Brothers	3,200	379
Whirlpool	2,300	191
		10,941

Consumer Staples (9.3%)
Albertsons, Cl A	17,700	340
Altria Group	20,000	1,240
Archer-Daniels-Midland	9,900	536
Bunge Global	6,000	479
Campbell Soup	8,900	284
Coca-Cola	4,300	292
Conagra Brands	15,900	290
Energizer Holdings	9,800	221
General Mills	9,600	470
Ingredion	3,500	460
JM Smucker	4,000	429
LSV Conservative Value Equity Fund
	Shares	Value (000)
Consumer Staples (continued)
Kraft Heinz	21,860	$600
Kroger	11,000	771
Molson Coors Beverage, Cl B	11,000	536
PepsiCo	2,000	276
Philip Morris International	6,800	1,116
Procter & Gamble	8,100	1,219
Target	7,000	704
Walmart	16,600	1,626
		11,889

Energy (7.3%)
APA	14,300	276
Chevron	8,300	1,259
ConocoPhillips	13,300	1,268
Coterra Energy	14,300	349
Devon Energy	6,100	203
EOG Resources	5,700	683
ExxonMobil	25,900	2,891
Halliburton	10,900	244
HF Sinclair	6,220	273
Marathon Petroleum	4,300	732
Phillips 66	3,000	371
Scorpio Tankers	4,300	194
Valero Energy	4,200	577
		9,320

Financials (24.2%)
Aflac	3,800	378
Ally Financial	10,200	386
American International Group	8,700	675
Ameriprise Financial	900	466
Bank of America	36,200	1,711
Bank of New York Mellon	10,900	1,106
Berkshire Hathaway, Cl B*	8,700	4,105
BlackRock Funding	300	332
Chubb	1,300	346
Citigroup	15,500	1,452
Citizens Financial Group	9,500	453
Fidelity National Financial	7,300	412
Fiserv*	1,900	264
FS KKR Capital	12,100	253
Global Payments	2,100	168
Goldman Sachs Group	1,300	941
Hartford Financial Services Group	6,000	746
JPMorgan Chase	13,500	4,000
M&T Bank	2,100	396
MetLife	9,900	753
MGIC Investment	16,100	417
Morgan Stanley	10,400	1,483
Navient	17,400	225
Old Republic International	11,600	420
PayPal Holdings*	14,200	976

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Financials (continued)
PNC Financial Services Group	2,100	$400
Prudential Financial	3,400	352
Radian Group	11,200	365
Regions Financial	17,900	453
S&P Global	500	276
State Street	6,800	760
Synchrony Financial	10,800	752
Synovus Financial	5,700	269
Travelers	1,900	494
Truist Financial	9,100	398
Unum Group	7,600	546
US Bancorp	9,300	418
Wells Fargo	27,400	2,210
Western Union	10,800	87
Zions Bancorp	7,200	386
		31,030

Health Care (14.3%)
Abbott Laboratories	4,400	555
Baxter International	12,200	265
Boston Scientific*	4,200	441
Bristol-Myers Squibb	23,000	996
Cardinal Health	2,900	450
Centene*	12,500	326
Cigna Group	3,300	882
CVS Health	16,200	1,006
DaVita*	2,300	323
Elevance Health	900	255
Exelixis*	10,000	362
Gilead Sciences	9,900	1,112
Harmony Biosciences Holdings*	12,200	429
HCA Healthcare	2,200	779
Incyte*	8,100	607
Jazz Pharmaceuticals*	3,800	436
Johnson & Johnson	14,200	2,340
McKesson	500	347
Medtronic	10,700	966
Merck	13,100	1,023
Organon	17,000	165
Pfizer	53,600	1,249
Solventum*	2,150	153
Thermo Fisher Scientific	900	421
United Therapeutics*	1,500	412
UnitedHealth Group	3,500	873
Universal Health Services, Cl B	2,200	366
Viatris, Cl W	35,900	314
Zimmer Biomet Holdings	3,900	357
		18,210

Industrials (11.2%)
3M	3,100	463
AGCO	3,900	460
LSV Conservative Value Equity Fund
	Shares	Value (000)
Industrials (continued)
Allison Transmission
Holdings	5,600	$504
ArcBest	3,300	241
Brink's	3,700	323
Builders FirstSource*	3,300	420
Caterpillar	2,800	1,226
CNH Industrial	39,300	509
Cummins	2,300	846
Deere	1,100	577
Delta Air Lines	15,600	830
FedEx	3,600	805
General Electric	2,300	623
Honeywell International	1,900	422
Lockheed Martin	1,600	674
Oshkosh	3,600	456
Owens Corning	3,300	460
PACCAR	4,600	454
RTX	3,900	615
Ryder System	4,100	729
Science Applications International	2,301	257
Snap-on	1,500	482
SS&C Technologies Holdings	4,500	385
Textron	7,000	544
United Airlines Holdings*	7,100	627
Upwork*	20,100	240
		14,172

Information Technology (9.9%)
Accenture, Cl A	1,000	267
Amdocs	5,000	427
Amkor Technology	9,700	219
Applied Materials	4,600	828
Arrow Electronics*	3,500	406
Cirrus Logic*	3,900	393
Cisco Systems	33,100	2,254
Cognizant Technology Solutions, Cl A	6,500	466
Dell Technologies, Cl C	3,900	517
Dropbox, Cl A*	14,100	383
DXC Technology*	12,508	170
Flex*	14,200	708
Hewlett Packard Enterprise	34,600	715
HP	19,100	474
International Business Machines	1,800	456
Jabil	2,600	580
Micron Technology	7,300	797
NetApp	3,100	323
QUALCOMM	4,000	587
Salesforce	1,200	310
Skyworks Solutions	4,200	288
TD SYNNEX	3,500	505

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Information Technology (continued)
Zoom Video
Communications, Cl A*	6,100	$452
		12,525

Materials (2.9%)
Eastman Chemical	4,700	341
Linde	1,200	552
LyondellBasell Industries, Cl A	4,300	249
Mosaic	9,500	342
NewMarket	700	481
Newmont	17,100	1,062
Steel Dynamics	3,200	408
Sylvamo	5,500	253
		3,688

Real Estate (1.5%)
Brixmor Property Group‡	13,900	363
BXP	5,600	366
Host Hotels & Resorts‡	24,500	385
Innovative Industrial Properties, Cl A‡	3,300	171
MILLROSE PROPERTIES-CL A W/I	2,250	67
Sabra Health Care REIT‡	25,700	463
		1,815

Utilities (2.5%)
American Electric Power	5,700	645
Edison International	6,500	339
Entergy	2,900	262
Evergy	6,300	446
Exelon	9,100	409
NRG Energy	3,700	619
UGI	11,900	431
		3,151

TOTAL COMMON STOCK
(Cost $106,199)		127,136
LSV Conservative Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.1%)
South Street Securities 4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $73 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $20, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $75)	$73	$73

TOTAL REPURCHASE AGREEMENT
(Cost $73)		73

Total Investments – 99.9%
(Cost $106,272)		$127,209

Percentages are based on Net Assets of $127,378 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-002-3800

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